Provisions - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2019			2018
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	56,679	1,050	57,729	52,529	197	52,726
Environmental provision	2,923	1,185	4,108	2,880	331	3,211
Provisions for litigation	—	3,905	3,905	—	2,399	2,399
Provisions for third-party liability	9,263	—	9,263	7,270	—	7,270
Provisions for C02 emissions allowances	5,776	29,162	34,938	2,859	25,111	27,970
Other provisions	10,211	10,789	21,000	10,249	12,532	22,781
Total	84,852	46,091	130,943	75,787	40,570	116,357

Schedule of changes in provisions

The changes in the various line items of provisions in 2019 and 2018 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	59,195	3,467	11,732	7,639	7,281	26,178	115,492
Charges for the year	4,611	103	392	229	26,348	2,483	34,166
Provisions reversed with a credit to income	(36)	—	—	(9)	—	(1,524)	(1,569)
Amounts used	(2,076)	—	(9,595)	(239)	(5,470)	(3,039)	(20,419)
Provision against equity	(3,568)	—	—	—	—	—	(3,568)
Transfers from/(to) other accounts	277	—	—	—	—	—	277
Exchange differences and others	(5,677)	(359)	(130)	(350)	(189)	(2,035)	(8,740)
Additions from business combinations (see Note 5)	—	—	—	—	—	735	735
Disposals from business divestitures	—	—	—	—	—	(17)	(17)
Balance at December 31, 2018	52,726	3,211	2,399	7,270	27,970	22,781	116,357
Charges for the year	7,444	820	2,166	2,361	18,794	2,958	34,543
Provisions reversed with a credit to income	(1,798)	—	—	(74)	—	(1,101)	(2,973)
Amounts used	(2,019)	—	(650)	(179)	(9,452)	(723)	(13,023)
Provision against equity	2,244	—	—	—	—	—	2,244
Exchange differences and others	(868)	77	(10)	(115)	(249)	(441)	(1,606)
Disposals from business divestitures	—	—	—	—	(2,125)	(2,474)	(4,599)
Balance at December 31, 2019	57,729	4,108	3,905	9,263	34,938	21,000	130,943

France
Disclosure of other provisions [line items]
Schedule showing changes in obligation

	2019	2018
	US$'000	US$'000
Obligations at the beginning of year	28,049	29,768
Current service cost	1,951	1,678
Borrowing costs	524	470
Actuarial differences	4,432	(700)
Benefits paid	(1,581)	(1,818)
Exchange differences	(580)	(1,349)
Obligations at the end of year	32,795	28,049

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2019:

2019
US$'000
2020	1,020
2021	909
2022	1,400
2023	2,041
2024	2,249
Years 2025-2029	8,336

South Africa
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regard, the changes of this provision in 2019 and 2018 were as follows:

	2019	2018
	US$'000	US$'000
Obligations at beginning of year	5,429	7,872
Current service cost	90	139
Borrowing costs	511	740
Actuarial differences	(1,291)	(2,000)
Benefits paid	(254)	(226)
Exchange differences	116	(1,096)
Obligations at end of year	4,601	5,429

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2019	2018
Cash	1.50%	1.72%
Equity	42.25%	47.42%
Bond	15.64%	13.62%
Property	2.78%	2.67%
International	32.51%	30.27%
Others	5.32%	4.30%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2019	2018
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	1,906	2,248
Interest income on assets	194	216
Benefits paid	—	(50)
Actuarial differences	(81)	(228)
Other	107	(280)
Fair value of plan assets at the end of the year	2,126	1,906
Actual return on assets	113	(11)

Venezuela
Disclosure of other provisions [line items]
Schedule showing changes in obligation

In this regards, the changes of this provision in 2019 and 2018 were as follows:

	2019	2018
	US$'000	US$'000
Obligations at the beginning of year	534	1,883
Current service cost	50	775
Borrowing costs	1,128	—
Benefits paid	(3)	(35)
Exchange differences	(1,200)	(2,089)
Other	2,068	—
Obligations at the end of year	2,577	534

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa		Venezuela
	2019	2018	2019	2018	2019	2018
Salary increase	1.60%-6.10%	1.60%-6.10%	7.10%-7.60%	7.2%	7374%	400000%
Discount rate	0.75%	2%	9.5%-10.7%	9.9%	7673%	520004%
Expected inflation rate	1.60%	1.60%	5.1%-6.1%	6.20%	7374%	500000%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)	UP94	UP94
Retirement age	65	65	63	63	62-63	64

North America
Disclosure of other provisions [line items]
Schedule showing changes in obligation

The changes to these obligations in the current year ended December 31, 2019 were as follows:

	2019
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	35,062	22,393	7,377	64,832
Service cost	136	131	287	554
Borrowing cost	1,359	852	291	2,502
Actuarial differences	2,842	1,971	563	5,376
Benefits paid	(2,036)	(864)	(162)	(3,062)
Exchange differences	—	1,143	383	1,526
Expenses	(91)	—	—	(91)
Obligations at the end of year	37,272	25,626	8,739	71,637

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2020	2,290	193
2021	2,286	198
2022	2,253	195
2023	2,313	211
2024	2,353	220
Years 2025-2029	12,494	1,477

Schedule of breakdown in percentage of plan assets	The breakdown as of December 31, 2019 and 2018 of the assets by class are:

	2019	2018
Cash	1%	1%
Equity Mutual Funds	44%	40%
Fixed Income Securities	55%	59%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2019, the changes in plan assets were as follows:

	2019
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	29,038	17,076	46,114
Interest income on assets	1,115	659	1,774
Benefits paid	(2,036)	(864)	(2,900)
Actuarial return on plan assets	5,580	1,662	7,242
Exchange differences	—	891	891
Other	(77)	836	759
Fair value of plan assets at the end of the year	33,620	20,260	53,880

Summary of the main actuarial assumptions used to calculate obligations

The assumptions used to determine benefit obligations at December 31, 2019 and 2018 for the North American plans are as follows:

	North America – 2019			North America – 2018
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	3.00%	3.15%	3.15%	4.00%	3.80%	3.90%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B	SOA RP-2014 Blue Collar Mortality	CPM2014-Private	CPM2014-Private
Retirement age	65	58-60	58-60	65	62	62

Schedule showing reconciliation of benefit obligations, plan assets and funded status

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2019 and 2018:

	2019				2018
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	37,272	25,626	8,739	71,637	35,062	22,393	7,377	64,832
Fair value of plan assets	(33,620)	(20,260)	—	(53,880)	(29,038)	(17,076)	—	(46,114)
Provision for pensions	3,652	5,366	8,739	17,757	6,024	5,317	7,377	18,718